Leases - Summary of Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease right-of-use assets	$ 10,864	$ 13,219
Accrued rent	877	835
Total operating lease right-of-use asset, net	9,987	12,384
Short-term operating lease liabilities	3,033	2,795
Long-term operating lease liabilities	7,831	10,424
Total operating lease liabilities	10,864	13,219
Cash paid for amounts included in the measurement of operating lease liabilities	$ 3,200	$ 2,500